<SEC-HEADER>

CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20110930
FILED AS OF DATE:		20110930
DATE AS OF CHANGE:		20110930
EFFECTIVENESS DATE:		20110930

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:	South Street Advisors LLC
		CENTRAL INDEX KEY:		0001399706
		IRS NUMBER:			133992033
		STATE OF INCORPORATION:	NY
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12519
		FILM NUMBER:		08609811

	BUSINESS ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
		BUSINESS PHONE:		212-292-7803

	MAIL ADDRESS:
		STREET 1:		369 LEXINGTON AVE.
		STREET 2:		23RD FLOOR
		CITY:			NEW YORK
		STATE:			NY
		ZIP:			10017
</SEC-HEADER>




                              Form 13F SUMMARY PAGE


NAME OF ISSUER                 CLASS              CUSIP      (x$1000)   PRN AMT     PUT/CALL   DISCRETION  MANAGERS     SOLE
- - - -------------------------------------------------------------------------------------------------------


Amphenol Corp. Cl A      COM             032095101  3,972   97,435   SH SOLE N/A  SOLE
Apple Inc.       COM                              037833100      6,505 17,060    SH SOLE N/A  SOLE
Barrick Gold Corp.	COM                 067901108     7,817      167,585  SH SOLE N/A  SOLE
Bellus Health Inc.           COM             07986A100  5 13,000    SH SOLE N/A  SOLE
BHP Billiton Ltd    SPONSORED ADR   088606108   5,016   75,510  SH SOLE N/A  SOLE
Borgwarner                    COM                  099724106  5,807  95,940  SH SOLE N/A  SOLE
Canadian Imp Bk            COM               136069101  4,169   59,720 SH SOLE N/A  SOLE
of Commerce
Chevron Corp  	  COM             166764100 6,407  69,200    SH SOLE N/A  SOLE
Coca-Cola Co          COM             191216100        221   3,275     SH SOLE N/A  SOLE
Columbia Int'l Val Fd Cl Z Int'l Eqty Mutal FD  638581470 543  43,585 SH SOLE N/A  SOLE
Cooper Industries Plc     COM      G24140108    2,519      54,640   SH SOLE N/A SOLE
Costco Corp              COM             22160K105 252  3,075    SH SOLE N/A  SOLE
CSX                     COM                 126408103      5,509  295,115    SH SOLE N/A SOLE
CVS Carmark  Corp.     COM        126650100   5,829  173,540  SH SOLE N/A  SOLE
DB Trust Co US Small Cap  COM 992904750  306   3,381  SH SOLE N/A  SOLE
Devon Energy                COM        25179M103 2,278   41,098   SH SOLE N/A  SOLE
DirectTV Group Inc.       COM         25490A101 6,681   158,063  SH SOLE N/A  SOLE
EBAY		   COM           278642103   431   14,625   SH SOLE N/A  SOLE
EMC Corp                      COM           268648102  6,029  287,255  SH SOLE N/A  SOLE
Energizer                         COM             29266R108    4,090  61,570  SH SOLE N/A  SOLE
Exxon Mobil Corp           COM             30231G102    824  11,351     SH SOLE N/A  SOLE
Frontier Com Corp        COM      35906A108   65    10,800  SH SOLE N/A  SOLE
F5 Networks Inc.              COM             315616102  3,165 44,555     SH SOLE N/A  SOLE
Hansen Natural Corp   COM           411310105     7,218    82,700   SH SOLE N/A SOLE
Liberty Media Interactive  Ser A COM  53071M104 350   23750   SH SOLE N/A  SOLE
Mosaic Co.	 COM            61945C103  4,606   94,075 SH SOLE N/A  SOLE
Nalco Holding Co.       COM            62985Q101  5,330   152,400 SH SOLE N/A  SOLE
Nestle S A    ADR SPONSORED    641069406 278  5,050 SH SOLE N/A  SOLE
Novartis AG ADR SPONSORED    66987V109  203   3,650 SH SOLE N/A  SOLE
Occidental Petroleum  COM     674599105  225   3,150 SH SOLE N/A  SOLE
Oracle Corp                  COM     68389X105 5,015  174,520  SH SOLE N/A  SOLE
Prudential Financial Inc.     COM     744320102  3,697  78,900  SH SOLE N/A  SOLE
Ralph Lauren Corp   COM          751212101   8,606  66,355  SH SOLE N/A  SOLE
Raymond James Financial Inc  COM   754730109   3,653   140,720  SH SOLE N/A  SOLE
SalesForce.Com Inc.     COM       79466L302  4,138  36,210    SH SOLE N/A  SOLE
Shire Pharmaceuticals Grp PLC ADR SPONSORED  82481R106 6,020 64,094 SH SOLE N/A  SOLE
Snap-ON Inc               COM     833034101  2,487   56,020   SH SOLE N/A  SOLE
TJX   COM	          872540109      6,575  118,550  SH SOLE N/A  SOLE
Vanguard NY Insd  Mutal FD 92204H103 331 29,338  SH SOLE N/A  SOLE
Warner Chilcott Limited     COM    G94368100 3,543  247,780  SH SOLE N/A  SOLE
Watson Pharmaceuticals COM 942683103 5,212 76,380 SH SOLE N/A  SOLE
Whiting Petroleum Corp.    COM  966387102  2,585  73,715 SH SOLE N/A  SOLE
Wisconsin Energy Corp   COM   976657106   6,485    207,260  SH SOLE N/A  SOLE
    43                                                 155,015






</SEC-DOCUMENT>